OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Long Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 15 - OTHER LONG-TERM LIABILITIES:

a.	Breakdown of other long-term liabilities:

	December 31, 2024	December 31, 2023
Liability for IIA Royalties (see Note 15(b) below)	774	1,196
Alta settlement (see note 18)	-	300
	774	1,496

b.
Liability for royalties payable:

The Company received the approval of the IIA for its participation in certain development expenses carried out by the Company, within the framework of determined budgets and time periods.

In accordance with its commitment, the Company is required to pay the IIA royalties of 3% to 4% of total sales of products resulting from R&D funded by such grants, up to a maximum amount of 100% of total grants received, plus interest. Until October 25, 2023, the interest was calculated at a rate based on 12-month LIBOR applicable to U.S. dollar deposits. However, on October 25, 2023, the IIA published a directive concerning changes in royalties to address the expiration of the LIBOR. Under such directive, regarding IIA grants approved by the IIA prior to January 1, 2024 but which are outstanding thereafter, as of January 1, 2024 the annual interest is calculated at a rate based on 12-month SOFR, or at an alternative rate published by the Bank of Israel plus 0.71513%; and, for grants approved on or following January 1, 2024 the annual interest shall be the higher of (i) the 12 months SOFR interest rate, plus 1%, or (ii) a fixed annual interest rate of 4%. Therefore, the total amount of the grants that will be repaid through royalties and will increase until repayments begin.

The difference between the consideration received and the liability recognized at inception (present value) was treated as a government grant according to IAS 20 and recognized as a reimbursement of research expenses or a reduction in capitalized development costs.

	December 31, 2024	December 31, 2023

As of January 1	1,196	1,107
Principal Payments	-	(11)
Amounts recognized as an offset from research and development expenses	-	(113)
Revaluation of the liability	(422)	213
As of December 31,	774	1,196